Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.16

Data Compare
Infinity Loan ID	Loan Number	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
XXX	2024110458		Sales Price (XXX)	XXX	XXX	XXX	-4.66472%	The purchase contract reflects Sales Price as $XXX	Initial
XXX	2024110608		Purpose of Transaction per XXX	XXX	XXX			The Final Settlement Statement signed on XXX reflects Purpose of Transaction per XXX as Refinance.	Initial
XXX	2024110304		Borrower DTI Ratio Percent	XXX	XXX			Loan is qualified with XXX.	Initial
XXX	2024110304		Housing Ratio per U/W (Initial Rate)	XXX	XXX			Loan is qualified with XXX.	Initial
XXX	2024110046		B1 Credit Score	XXX	XXX	XXX	1.25944%	The credit report dated XXX reflects B1 Credit Score as XXX.	Initial